Average Annual Total Returns - FidelityTotalBondFund-RetailPRO - FidelityTotalBondFund-RetailPRO - Fidelity Total Bond Fund	Oct. 30, 2023
Fidelity Total Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.91%)
Past 5 years	0.75%
Past 10 years	1.77%
Fidelity Total Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.03%)
Past 5 years	(0.58%)
Past 10 years	0.40%
Fidelity Total Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.62%)
Past 5 years	0.08%
Past 10 years	0.80%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
LB091
Average Annual Return:
Past 1 year	(12.99%)
Past 5 years	0.18%
Past 10 years	1.33%